Distribution of Tax Charge by Geographical Area (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Taxes [Line Items]
Tax Charge	$ 30,248	$ 18,053	$ 11,801
Ireland
Income Taxes [Line Items]
Tax Charge	18,384	11,073	1,216
Rest Of Europe
Income Taxes [Line Items]
Tax Charge	2,855	(7)	3,298
United States
Income Taxes [Line Items]
Tax Charge	4,860	5,072	3,669
Other
Income Taxes [Line Items]
Tax Charge	$ 4,149	$ 1,915	$ 3,618